Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2021	2020
	€ 1,000	€ 1,000
Innovation credit	3,907	2,771
Accrued interest on innovation credit	645	306
Convertible loans	38,925	13,812
Accrued interest on convertible loans	613	435

Total borrowings	44,090	17,324
Current portion	(4,771)	(1,135)
	39,319	16,189